Accrued expenses (Tables)	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
Schedule of Accrued Expenses
Accrued expenses consisted of (in thousands):

	December 31,
	2018	2017
Compensation and related benefits	$16	$994
Restructuring costs	276	—
Consulting and professional fees	—	105
Research and development expenses	25	745
Other	90	58
	$407	$1,902